Accrued expenses	12 Months Ended
Dec. 31, 2022
Accrued Expenses [Abstract]
Accrued expenses

29. Accrued expenses

	2022	2021
Accrued production expenses	28,286	30,904
Accrued personnel expenses	32,169	31,487
Accrued logistics costs	19,699	13,190
Accrued variable consideration	15,575	12,314
Accrued marketing and sales expenses	6,279	7,678
Other accrued expenses	21,029	21,900
Total	123,037	117,473